Share-based compensation - Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Incurred expenses	€ 202.3	€ 172.6	€ 134.8
Expected expenses of conditionally granted plans in future periods	€ 215.0	€ 246.1	€ 187.2
Weighted average period for recognizing these expected expenses	1 year 4 months 24 days	1 year 6 months	1 year 7 months 6 days
Recognized income tax benefit (excluding excess income tax benefits)	€ 32.0	€ 28.2	€ 16.3